Investments in Entities and its Valuations (Tables)	6 Months Ended
Sep. 30, 2017
Investments in Entities and its Valuations [Abstract]
Schedule of investments
	September 30, 2017	March 31, 2017
JiaXing YiTou ShangMa Investments Limited Partnership Company	$75,105	$72,563
Total, net	$75,105	$72,563